Long-Term Debt - Additional Information - Unsecured Demand Loans (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013	Jul. 31, 2013
Debt Instrument [Line Items]
Long-term debt	$ 1,804,455	$ 1,777,507	$ 963,000
Unsecured Debt [Member] | Teekay Nakilat Corporation [Member]
Debt Instrument [Line Items]
Long-term debt	$ 13,282	$ 13,282
Fixed interest rate on the portion of U.S. Dollar-denominated Term Loans and Demand Loans outstanding	4.84%